Dan Igo Vice President	Citi Fund Services 100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1221 Fax 617-406-1967 daniel.igo@citi.com

July 25, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Salient MF Trust
(File Nos. 333/180225/811-22678)

Ladies and Gentlemen:

On behalf of Salient MF Trust (the “Registrant”) and pursuant to Rule 497(c) the Securities Act of 1933, as amended, we hereby submit for filing by direct electronic transmission exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Registrant’s Prospectus filed pursuant to Rule 497(c) on July 9, 2012.

Please contact the undersigned at (617) 824-1221 with any questions concerning this filing.

Very truly yours,

/s/ Daniel J. Igo
Daniel J. Igo
Vice President, Citi Fund Services

cc: George J. Zornada, Esq.